Stock-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 2010 Equity Incentive Plan	Apr. 12, 2010 2010 Equity Incentive Plan Class E Common Stock	Dec. 31, 2012 Phantom Shares	Dec. 31, 2011 Phantom Shares	Dec. 31, 2010 Phantom Shares	Dec. 31, 2012 Phantom Shares Phantom Stock Plan D	Dec. 31, 2012 Restricted Stock Units (RSU) Maximum	Dec. 31, 2012 Restricted Stock Units (RSU) Non-Officer Restricted Stock Unit Plan D	Dec. 31, 2012 Phantom Share And RSU	Dec. 31, 2012 Restricted Stock Time Vested Maximum	Dec. 31, 2012 Restricted Stock 2010 Equity Incentive Plan Class A Common Stock	Dec. 31, 2011 Restricted Stock 2010 Equity Incentive Plan Class A Common Stock	Dec. 31, 2012 Restricted Stock 2010 Equity Incentive Plan Time Vested Class A Common Stock	Dec. 31, 2011 Restricted Stock 2010 Equity Incentive Plan Time Vested Class A Common Stock	Dec. 31, 2012 Restricted Stock 2010 Equity Incentive Plan Performance Vested Return on investment target five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of fair market value of the Company available for share-based awards								2.00%		2.00%
Maximum individual award as a percentage of shares available for award								5.00%
Days from vesting date to cash settlement								120		120
Vesting period									3 years			5 years
Payments for share based compensation					$ 434	$ 306	$ 1,445								$ 952	$ 355
Estimated fair value per share at end of period											$ 12.86				$ 626.00
Aggregate intrinsic value of unvested shares outstanding											3,044				5,935
Shares reserved for issuance under the 2010 Plan													86,301
Common stock owned by CCMP (in shares)				504,276
Discount for lack of control	23.00%	23.00%
Discount for lack of marketability	22.00%	20.00%
Reclassification from additional paid-in capital to stock-based compensation liabilities		(2,640)	2,640
Return on investment target per share																	400.00%
Stock Repurchased and Retired During Period, Shares													1,469	528
Shares expected to be repurchased during the next twelve months													1,000
Stock-based compensation costs included in accrued payroll and benefits payable	2,636	2,359
Unrecognized stock-based compensation cost	$ 7,497
Unrecognized compensation recognition period	2 years 3 months 18 days